ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
The following table summarizes activity in the Company’s ARO:

	September 30, 2017	September 30, 2016
	(Unaudited)	(Unaudited)
Balance, beginning of period	$895,085	$783,539
Accretion expense	28,896	29,192
Reclamation obligations settled	-	-
Additions and changes in estimates	-	-
Balance, end of period	$923,981	$812,731

The following table summarizes activity in the Company’s ARO:

	December 31,	December 31,
	2016	2015
Balance, beginning of year	$783,539	$798,605
Accretion expense	38,923	46,148
Reclamation obligations settled	-	(18,737)
Additions and changes in estimates	72,623	(42,477)
Balance, end of year	$895,085	$783,539